Description of Business	6 Months Ended
Jun. 30, 2025
Description of Business [Abstract]
DESCRIPTION OF BUSINESS

1 DESCRIPTION OF BUSINESS

Marti Technologies, Inc. (“Marti” or “Company”) formerly known as Galata Acquisition Corp. is an exempted company limited by shares, incorporated under the laws of the Cayman Islands on February 26, 2021. The registered address of the Company is Stuarts Corporate Services Ltd., P.O. Box 2510, Kensington House, 69 Dr Roy’s Drive, George Town, Grand Cayman KY1-1104.

As of June 30, 2025, the Company operates through its 100% subsidiaries; Marti Ileri Teknoloji Anonim Şirketi (“Marti Ileri”) and Marti Technologies I Inc. a Delaware corporation (“Marti Delaware”). The Company together with its consolidated subsidiaries will be referred to as the “Group” hereafter.

The Group is a mobility provider engaged in delivering technology enabled transportation solutions via car-hailing, motorcycle-hailing, and taxi-hailing services as well as electric scooter, electric bike, and electric moped rentals in urban areas. Founded on a proprietary technology platform, the Group currently offers its services serviced by proprietary software systems and Internet of Things (“IoT”) infrastructure across Türkiye via its mobile application.